Related Party Transactions - Schedule of Key Management Compensation (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [abstract]
Salaries and other short-term benefits	₩ 1,947	₩ 1,666	₩ 1,494
Post-employment benefits	280	193	153
Share-based compensation	952	1,225	569
Total	₩ 3,179	₩ 3,084	₩ 2,216